Investment In Joint Venture - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) BusinessDivision	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Revenues	$ 77,401	$ 134,711
Accounts receivable	$ 11,227
Xuzhou-PAT Control Technologies Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Joint venture ownership interest percentage	50.00%		50.00%
Number of business divisions | BusinessDivision	2
IRD [Member] | Xuzhou-PAT Control Technologies Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Joint venture ownership interest percentage	50.00%		50.00%
Revenues
Accounts receivable	17	$ 11
IRD [Member] | Xuzhou-PAT Control Technologies Limited [Member] | Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Loan guarantee	$ 1,100		¥ 7.5